The Groups Activities and Financial Statements - Additional Information (Detail) - Employee		12 Months Ended
	Apr. 17, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Number of employees		11,393	10,324
Average number of employees		11,517	10,350
Enel S.p.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		51.80%